Supplement dated January 13, 2016, to the Wilmington Funds (the “Trust”) Statement of Additional Information dated August 31, 2015 (the “SAI”)

At a Board Meeting of the Board of the Trust held on December 3, 2015, the Board, including a majority of the Trustees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, voted unanimously to appoint Donald E. Foley to serve as an Interested Trustee of the Trust.

Effective December 3, 2015, the following amends and supplements certain information on pages 70-76 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?” and the subsections entitled “Board of Trustees – Interested Trustees Background and Compensation,” “Board of Trustees - Independent Trustees Background and Compensation,” “Summary of the Experience and Qualifications of Trustees –Interested Trustees,” “Summary of the Experience and Qualifications of Trustees –Independent Trustees,” “Officers Background and Compensation,” “Committees of the Board,” and “Board Ownership of Shares in the Funds and in the Trust”:

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the Senior Officers of the Funds. Where required, the tables separately list Trustees who are “interested persons” of the Funds (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Trustee is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 111 South Calvert Street, 26th floor, Baltimore, Maryland 21202. The Trust is comprised of 16 funds. The Total Compensation from the Trust shown is as of the most recently completed fiscal year dated April 30, 2015.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name Birth Date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust**
Donald E. Foley* Birth date: 8/51	Principal Occupations: Advisory Member, Trust and Investment Committee, M&T Bank, Wilmington Trust, National Association, and Wilmington Trust Company.	0

Trustee Began serving: December 2015

Previous Positions: Director of M&T Bank Corporation and M&T Bank (2011 to 2012). Chairman and Chief Executive Officer of Wilmington Trust Corporation (2010-2011); Senior Vice President and Treasurer at ITT Corporation (1996-2010); Assistant Treasurer at International Paper (1989-1996).

Other Directorships Held: Director, AXA Equitable (variable annuity) (2013-Present); Director, 1290 Mutual Funds (retail funds) (2013-Present); Chairman and Director, Burke Rehabilitation Hospital Foundation (private hospital, research institute) (2005-Present); Director, M&T Bank Corporation (commercial bank) (2011-2012); Chairman and Director, Wilmington Trust Corporation (commercial and trust bank) (2007-2011); Chairman, Director and President’s Council, Union College (private college) (2011-2015).

Christopher D. Randall* Birth date: 10/65	Principal Occupations: Chief Operations Officer and a Senior Vice President of Wilmington Trust’s Wealth and Institutional Services Division (WISD); Senior Vice President of M&T Bank.	0

Trustee Began serving: September 2015 President Began serving: September 2014	Previous Positions: President and Chief Executive Officer of Wilmington Trust Investment Advisors, Inc. and President of Wilmington Trust Investment Management, LLC (2014-2015); Senior Vice President, Head of Asset Management and Retirement Services (2012 to 2014); President, Mid-Atlantic Division, Wilmington Trust, N.A. (2011 to 2012); President, M&T Securities, Inc. (2009 to 2011).

*	Christopher D. Randall is “interested” due to the positions he currently holds with the Funds, Wilmington Trust’s Wealth and Institutional Services Division, M&T Bank, the parent of the Fund’s Advisor, and previous positions held with WTIA and WFMC. Donald E. Foley is “interested” due to the positions he previously held with Wilmington Trust Corporation, M&T Bank Corporation and M&T Bank, the parent of the Fund’s Advisor.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust**
Nicholas A. Giordano Birth date: 3/43	Principal Occupations: Consultant, financial services organizations (1997 to present).	$93,500.00

Chairman and Trustee Began serving: March 2012	Other Directorships Held: Kalmar Pooled Investment Trust; The RBB Fund Inc. (19 portfolios) (registered investment companies); Independence Blue Cross; IntriCon Corporation (industrial furnaces and ovens).

	Previous Positions: Interim President, LaSalle University (1998 to 1999); President and Chief Executive Officer, Philadelphia Stock Exchange (1981 to 1997).

Name Birth Date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust**

Robert H. Arnold Birth date: 3/44	Principal Occupations: Managing Director, R.H. Arnold & Co, Inc. (financial management consulting) (6/89 to present).	$79,000.00

Trustee Began serving: March 2012	Other Directorships Held: Trustee, First Potomac Realty Trust (real estate investment trust) (5/01 to present); Director, Treasury Strategies, Inc. (private treasury consulting services) (6/01 to present).

Joseph J. Castiglia Birth date: 7/34 Trustee Began serving: February 1988	Principal Occupations: Consultant (not-for-profit) and Private Investor. Other Directorships Held: Chairman, Trustee and Treasurer, Buffalo Olmsted Parks Conservancy (1/05 to 5/13); Chairman and Trustee, Buffalo Philharmonic Foundation (1/06 to 11/12); Vice Chairman and Trustee, Christ the King Seminary (1/05 to present); Director, Dunn Tire Corporation (1/05 to present); Chairman, Director and Treasurer, Read to Succeed Buffalo (1/08 to present); HCR Corporation (home care) (3/14 to present).	$97,750.00

	Previous Positions: President, Chief Executive Officer, Vice President, Treasurer and Vice Chairman, Pratt & Lambert United (manufacturer of paints, coatings and adhesives) (12/67-1/96); Chairman and Director, Catholic Health (hospitals, nursing homes and home care) (1/97 to 5/03); Chairman and Director, Blue Cross Blue Shield of Western New York (5/92 to 5/07); Lead Director and Director, Energy East Corporation (gas and electric utility); Chairman and Director, Federal Reserve Bank of New York, Buffalo Branch; Chairman and Director, Community Foundation for Greater Buffalo; Chairman and Trustee, Canisius College; Chairman and Director, AAA of Western & Central New York.

John S. Cramer Birth date: 2/42	Principal Occupations: Senior Consultant, Yaffe & Co. (health care consulting) (2/06 to present).	$73,125.00

Trustee Began serving: December 2000

Other Directorships Held: Chairman and Director, CI Supply Corp. (medical supplies and equipment) (1/14 to 1/15); Director, Check Med Corp. (medical supplies and equipment) (6/08 to 1/14); Director, Highmark Blue Shield (health insurance) (2/01 to 6/10).

Previous Positions: Consultant, Yaffe & Co. (compensation consultants) (6/02 to 6/12); President and Chief Executive Officer, Pinnacle Health Systems (non-profit hospital and health care system in Central Pennsylvania).

Daniel R. Gernatt, Jr. Birth date: 7/40	Principal Occupations: President and CEO, Gernatt Asphalt Products, Inc. (asphalt, sand and gravel products) (1979 to present).	$77,750.00

Trustee Began serving: February 1988	Other Directorships Held: Director, Roswell Park Alliance (2008 to present); Trustee, Gernatt Family Foundation.

Richard B. Seidel Birth date: 4/41	Principal Occupations: President, R.B. Seidel & Associates (legal and consulting) (1/14 to present); President, Girard Private (investment) (1/14 to present); Chairman, Girard Capital (broker-dealer) (1/10 to present).	$80,875.00

Trustee Began serving: September 2003	Other Directorships Held: Director, Tristate Capital Bank (1/08 to present).

**	The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

SUMMARY OF THE EXPERIENCE AND QUALIFICATIONS OF TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes, or skills that support a conclusion that he should serve as a Trustee of the Trust as of the date of this SAI and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of each Trustee during the past five years and other directorships held .

INTERESTED TRUSTEES

Mr. Foley has served as a Trustee of the Trust since December 2015. He has significant experience related to the business and financial services industries. He presently serves as an Advisory Member of the Trust and Investment Committee of M&T Bank, Wilmington Trust, National Association, and Wilmington Trust Company. He also serves on the Board of Directors of AXA Equitable and 1290 Mutual Funds. He previously served as a Director of M&T Bank Corporation and M&T Bank and was Chairman and Chief Executive officer of Wilmington Trust Corporation from 2007 through 2011.

Mr. Randall has served as a Trustee of the Trust since September 2015, while also acting as President of the Funds and Senior Vice President of Wilmington Trust’s Wealth and Institutional Services Division. His current position within the M&T organization entails significant responsibilities and his previous positions with WTIA and WFMC included extensive business experience with the operations of a financial services company.

INDEPENDENT TRUSTEES

Mr. Arnold has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, being the managing director of R.H. Arnold & Co., Inc., a financial management consulting firm. He has also served as a trustee to other mutual fund complexes.

Mr. Castiglia has over 27 years of experience serving as an Independent Trustee of the Trust, including experience serving as the Chairman of the Board. Those positions have provided Mr. Castiglia with knowledge of the operations and business of the Trust and the Funds, and have called upon him to exercise leadership and analytical skills. Mr. Castiglia has significant business experience, having been, among other things, Chairman of Blue Cross Blue Shield of Western New York; Chairman of Catholic Health; Chairman of the Buffalo Branch of the Federal Reserve Bank of New York; President and Chief Executive Officer of Pratt & Lambert United (NYSE); and Lead Director of Energy East Corporation (NYSE).

Mr. Cramer has over 15 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Cramer has significant business experience, having been, among other things, President and Chief Executive Officer of Pinnacle Health Systems. He presently serves as Chairman of the Audit Committee of the Trust.

Mr. Gernatt has 27 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Gernatt has significant business experience, as he has served as President and Chief Executive Officer of Gernatt Asphalt Products, Inc. since 1979.

Mr. Giordano has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, having been Chief Executive Officer of the Philadelphia Stock Exchange. He is currently a consultant to financial service organizations and serves as a trustee to other mutual fund complexes. He presently serves as Chairman of the Board of the Trust.

Mr. Seidel has over 12 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Seidel has significant experience related to the financial services industry, having been Chairman of R.B. Seidel and associates, a financial consulting firm, since 2014 and Chairman of Girard Capital, a broker-dealer, since 2010. He presently serves as Chairman of the Nominating and Governance Committee of the Trust.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that its members satisfy this standard.

Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences.

To assist them in evaluating matters under federal and state law, the Independent Trustees may benefit from information provided by counsel to the Trust. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust***
Michael D. Daniels Birth year: 1967	Principal Occupations: Chief Operating Officer, Wilmington Funds and Wilmington Trust Investment Advisors, Inc.; Administrative Vice President, M&T Bank.	—

Chief Operating Officer Began serving: June 2007	Previous Positions: Senior Vice President, MSD&T and MCA (2006 to 2007); Vice President, Calamos Asset Management (2004 to 2006); Vice President, JP Morgan Chase Bank (2002 to 2004).

Jeffrey M. Seling Birth year: 1970 Assistant Treasurer Began serving: June 2013	Principal Occupations: Vice President, M&T Bank and Wilmington Trust Investment Advisors, Inc.; Assistant Treasurer, Wilmington Funds Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JP Morgan Chase Bank.	—

Vice President Began serving: June 2007

John C. McDonnell Birth Year: 1966	Principal Occupations: Vice President, Wilmington Funds Management Corporation (2005 to present); Vice President, Wilmington Trust Investment Advisors, Inc. (2012 to present).	—

Vice President and Assistant Treasurer Began serving: June 2013	Previous Positions: Vice President, Wilmington Trust Investment Management, LLC (2005 to 2012); Audit Senior, Deloitte LLP (2004 to 2005); Assistant Vice President, 1838 Investment Advisors, LP (1999 to 2004).

Mary Ellen Reilly Birth year: 1970	Principal Occupation: Chief Compliance Officer and Anti-Money Laundering Officer, Wilmington Funds; Administrative Vice President, M&T Bank.	—

Chief Compliance Officer and AML Compliance Officer Began serving: March 2015	Previous Positions: Administrative Vice President, M&T Bank, and Program Director, Buffalo Promise. Neighborhood (2013-2015); Vice President, M&T Bank, and Product Manager, Wilmington Trust Retirement and Institutional Services Company (2010-2013); Vice President, M&T Bank, and Risk Manager, M&T Investment Group (2006-2010)

Eric B. Paul Birth year: 1974	Principal Occupations: Administrative Vice President, M&T Bank (2003 to present); Director of Proprietary Products, M&T Bank (2008 to present).	—

Vice President Began serving: June 2008

Ralph V. Partlow, III 25 South Charles Street, 22nd Floor Baltimore, MD 21201 Birth year: 1957	Principal Occupation: Administrative Vice President and Deputy General Counsel, M&T Bank (2003 to present). Previous Positions: Vice President and Senior Counsel, Allfirst Bank (1995 to 2003).	—

Vice President Began serving: June 2010

Christopher W. Roleke 10 High Street, Suite 302 Boston, MA 02110 Birth year: 1972	Principal Occupations: Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to present). Previous Positions: Assistant Vice President, JP Morgan Investor Services Co. (2006 to 2011).	—

Chief Financial Officer and Treasurer Began serving: July 2013

Lisa R. Grosswirth Atlantic Terminal Office Tower 2 Hanson Place 12th Floor Brooklyn, NY 11217 Birth year: 1963	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation (1998 to 2004).	—

Secretary Began serving: September 2007

Richard J. Berthy Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1958	Principal Occupations: Chief Executive Officer, Foreside Financial Group, LLC (2012 to present). Previous Positions: President, Foreside Financial Group, LLC (2008 to 2012); Chief Administrative Officer, Foreside Financial Group, LLC (2005 to 2008); President and Secretary, Bainbridge Capital Management, LLC (2003 to 2006); Vice President, Bainbridge Capital Management (2002 to 2004).	—

Chief Executive Officer Began serving: September 2007

***	Officers do not receive any compensation from the Trust.

COMMITTEES OF THE BOARD

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to the Independent Trustees, the Trust, and each Fund’s shareholders, and to facilitate compliance with legal and regulatory requirements. Currently, the Board has an Audit Committee, Nominating and Governance Committee, Pricing Committee, Disclosure Controls and Procedures Committee and Sub-Advisor and Performance Oversight Committee.

The Audit Committee is composed of Nicholas A. Giordano, Joseph J. Castiglia and John S. Cramer, Chairman, each who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act (individually, an “Independent Trustee” and collectively, the “Independent Trustees”). The Audit Committee, pursuant to its Charter, oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the auditors for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services. The Chairman of the Audit Committee is responsible for pre-approving all non-audit related services, subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. The Audit Committee also discusses the Trust’s processes with respect to risk assessment and risk management. During the fiscal year ended April 30, 2015, the Audit Committee met four times.

The Trust has a Nominating and Governance Committee which functions pursuant to its Charter. The Board of the Trust appoints the members of the Nominating and Governance Committee, which is composed of Richard B. Seidel, Chairman, Daniel R. Gernatt, Jr. and Robert H. Arnold, each an Independent Trustee. The Nominating and Governance Committee is responsible for the selection and nomination for election to the full Board appropriate candidates for service as Trustees of the Trust. In addition, the Nominating and Governance Committee provides a forum for the Independent Trustees to address important issues of corporate governance for the Trust, including Trustee compensation and the Board self-evaluation, and to make appropriate recommendations to the full Board regarding sound governance practices. During the fiscal year ended April 30, 2015, the Nominating and Governance Committee met twice.

The Pricing Committee is composed of any one Independent Trustee and a representative from the Advisor. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required. During the fiscal year ended April 30, 2015, the Pricing Committee did not meet.

The Disclosure Controls and Procedures (“DC&P”) Committee is composed of the Trust’s Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), and Chief Compliance Officer, as well as the Chief Investment Officer and Chief Operating Officer of the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings by the Trust’s PEO and PFO. The DC&P Committee oversees internal controls relating to preparation and filing of financial statements and meets prior to the final approvals by the PEO and PFO of the Fund on the annual report, semi-annual report, Form N-Q filings and certain other filings. During the fiscal year ended April 30, 2015, the DC&P Committee met eight times.

The Sub-Advisor and Performance Oversight (“SA & PO”) Committee is composed of any one Independent Trustee and any one representative from the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings. The SA & PO Committee oversees the manager selection process and meets prior to the selection of additional sub-advisors or the termination of any sub-advisor. During the fiscal year ended April 30, 2015, the SA & PO Committee did not meet.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2014

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Trust
Interested Board Members
Donald E. Foley		None
Christopher D. Randall		$10,001 - $50,000
Wilmington Intermediate-Term Bond Fund	$1 - $10,000
Wilmington Multi-Manager Real Asset Fund	$10,001 - $50,000
Independent Board Members
Robert H. Arnold		Over $100,000
Wilmington Multi-Manager Alternatives Fund	Over $100,000
Joseph J. Castiglia		Over $100,000
Wilmington Small-Cap Growth Fund[1]	Over $100,000
John S. Cramer		Over $100,000
Wilmington Intermediate-Term Bond Fund	Over $100,000
Wilmington Mid-Cap Growth Fund[2]	$10,001 - $50,000
Wilmington Multi-Manager International Fund	$50,001 - $100,000
Wilmington Municipal Bond Fund	Over $100,000
Wilmington Prime Money Market Fund	$50,001 - $100,000
Wilmington Small-Cap Growth Fund[1]	$10,001 - $50,000
Wilmington Strategic Allocation Moderate Fund	$1 - $10,000
Daniel R. Gernatt, Jr.		Over $100,000
Wilmington Mid-Cap Growth Fund[2]	$50,001 - $100,000
Wilmington Multi-Manager International Fund	Over $100,000
Wilmington Tax-Exempt Money Market Fund	Over $100,000
Nicholas A. Giordano		Over $100,000
Wilmington Intermediate-Term Bond Fund	Over $100,000
Wilmington Multi-Manager Real Asset Fund	Over $100,000
Richard B. Seidel		Over $100,000
Wilmington Mid-Cap Growth Fund[2]	Over $100,000

[1]	The Wilmington Small-Cap Growth was liquidated on July 20, 2015.
[2]	The Wilmington Mid-Cap Growth Fund was liquidated on August 3, 2015.

As of August 1, 2015, the Fund’s Board and Officers as a group owned less than 1% of each Fund’s outstanding shares.

Please keep this Supplement for future reference